Other Current Assets - Summary of Other Current Assets (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other Current Assets [Abstract]
Prepaid expenses	$ 8,144,371	¥ 52,989,718	¥ 14,387,545
Prepayments for vehicles	21,684,038	141,082,860
Deposits in trust protection fund	11,141,646	72,490,890
Guarantee deposits held by Funding Partners	18,709,818	121,731,691	241,669,750
Others	16,273,247	105,878,639	56,042,148
Total	75,953,120	494,173,798	312,099,443
Less: Allowance for the receivables from suppliers	(1,817,134)	(11,822,819)	(11,822,819)
Other assets current	$ 74,135,986	¥ 482,350,979	¥ 300,276,624